Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Registrant Name	Franklin BSP Realty Trust, Inc.
Entity Address, Address Line One	1 Madison Ave
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	588-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Entity Tax Identification Number	46-1406086
City Area Code	212
Entity Information [Line Items]
Entity Emerging Growth Company	false
Central Index Key	0001562528
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40923
Document Period End Date	Oct. 28, 2026
Entity Address, Postal Zip Code	10010
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FBRT
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FBRT
Trading Symbol	FBRT
Series E Preferred Stock
Cover [Abstract]
Title of 12(b) Security	7.50% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	7.50% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	FBRT PRE
Entity Information [Line Items]
Title of 12(b) Security	7.50% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	FBRT PRE
Trading Symbol	FBRT PRE